Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 £ / shares	Dec. 31, 2018 £ / shares
Preferred shares, par value | (per share)		£ 0.00001
A-G Ordinary shares par value		0.00001	£ 0.00001
Ordinary shares, par value		0.00001	0.00001
Issuance of shares, issuance costs | $	$ 4,832
Newly issued shares, nominal value per share		1
SERIES C $0.00001 PAR VALUE
Issuance of shares, issuance costs | $	$ 323
DEFERRED SHARES £0.00001 PAR VALUE
Deferred shares, par value		0.00001	0.00001
DEFERRED B SHARES £0.001 PAR VALUE
Deferred shares, par value		£ 0.001	£ 0.001